Exhibit 99.1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Citi Real Estate Funding Inc.

Citigroup Commercial Mortgage Securities Inc.

390 Greenwich Street

New York, NY 10013

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by Citi Real Estate Funding Inc. (“CREFI”) and Citigroup Commercial Mortgage Securities Inc. (together with CREFI, the “Company,” as the engaging party), Citigroup Global Markets Inc., Goldman Sachs & Co. LLC, Goldman Sachs Mortgage Company, Goldman Sachs Bank USA, J.P. Morgan Securities LLC, JPMorgan Chase Bank, National Association, Morgan Stanley & Co, LLC, Morgan Stanley Bank, N.A., Morgan Stanley Mortgage Capital Holdings LLC, Wells Fargo Securities, LLC and Wells Fargo Bank, National Association, who are collectively referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below). The procedures were performed with respect to the BX Commercial Mortgage Trust 2026-CSMO, Commercial Mortgage Pass-Through Certificates, Series 2026-CSMO securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on 1 mortgage loan (the “Mortgage Loan Asset”) secured by 1 mortgaged property (the “Mortgaged Property”) which represents the entire population of the Mortgage Loan Asset and Mortgaged Property (collectively the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

●	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
●	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
●	The value of the Mortgaged Property securing the Mortgage Loan Asset; and
●	The compliance of the originator of the assets with federal, state, and local laws and

www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, New York 10017 T: 640-471-3000
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regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

●	The interpretation of Transaction documents included in connection with our procedures;
●	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
●	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

●	The phrase “Cut-off Date” refers to the date of February 9, 2026.

●	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on January 29, 2026 with certain Collateral attribute calculations adjusted for the Cut-off Date:

o	2026-CSMO Accounting Tape Final.xlsm (provided on January 29, 2026).
●	The phrase “Specified Attributes” refers to the fields in the Final Data File.

●	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

●	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

●	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.

●	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit B.

●	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.
www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, New York 10017 T: 640-471-3000
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Source Documents included in the Loan File:

●	The phrase “Appraisal Report” refers to a signed or draft appraisal document or exhibit.
●	The phrase “Engineering Report” refers to a draft or signed property condition assessment document or exhibit.
●	The phrase “Environmental Report” refers to a draft or signed phase I and phase II (if applicable) environmental document or exhibit.
●	The phrase “Fee Schedule” refers to the documentation for the administrative fee rate related to the Transaction.
●	The phrase “Loan Agreement” refers to a draft loan agreement and any exhibits or schedules thereof.
●	The phrase “Master Lease” refers to a draft or signed master lease agreement.
●	The phrase “Seismic Report” refers to a draft or signed seismic report.
●	The phrase “Title Policy” refers to a draft or signed proforma title policy.
●	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements prepared by the Company’s underwriting team.

The procedures performed and results thereof are described below. In performing this engagement, we received one or more preliminary data file(s) and performed certain procedures as set forth in Exhibit A and Exhibit B. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data files based on such communicated differences, where they determined it to be appropriate. We then performed these procedures on the Final Data File, and the results of those procedures are described below.

From January 7, 2026 through January 29, 2026, the Company provided us with the Source Documents related to the Collateral for which we:

●	Compared certain Specified Attributes to the corresponding Source Documents as detailed in Exhibit A and found them to be in agreement (the “Compared Attributes”);
●	Recalculated certain Specified Attributes as detailed in Exhibit B and found them to be in agreement (the “Recalculated Attributes”); or
●	Assumed certain Specified Attributes were accurate as instructed by the Company, and neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, if necessary, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Specified Attributes denoted with a Source Document of “None - Company Provided”, in Exhibit A.

www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, New York 10017 T: 640-471-3000
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This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties' “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

●	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
●	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

/s/ PricewaterhouseCoopers LLP

New York, NY

January 29, 2026

www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, New York 10017 T: 640-471-3000
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Exhibits

Exhibit A – Loan File Review Procedures

Exhibit B – Recalculation Methodology

www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, New York 10017 T: 640-471-3000
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BX 2026-CSMO Loan File Review Procedures	EXHIBIT A

Exhibit A – Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
1	Control	None - Company Provided	None
2	Property Name	None - Company Provided	None
3	Property Type	Appraisal Report	None
4	Property Sub-Type	Appraisal Report	None
5	Address	Appraisal Report	None
6	City	Appraisal Report	None
7	State	Appraisal Report	None
8	County	Appraisal Report	None
9	Zip	Appraisal Report	None
10	Market	Appraisal Report	None
11	Submarket	Appraisal Report	None
12	Built	Appraisal Report	None
13	Renovated	Appraisal Report	None
14	Rooms	Appraisal Report	None
15	Occupancy (%)	Underwriting File	None
16	Occupancy Date	Underwriting File	None
17	Unit of Measure	Appraisal Report	None
18	Ownership Interest	Title Policy	None
19	Mortgage Loan Original Amount ($)	Loan Agreement	None
20	Mortgage Loan Cut-off Date Amount ($)	Loan Agreement	None
21	Mortgage Loan Maturity Balance ($)	Loan Agreement	None
22	Mortgage Loan Cut-off Date Amount per Room ($)	Recalculation	None
23	Origination Date	Loan Agreement	None
24	Cut-off Date	None - Company Provided	None
25	Interest Accrual Period	Loan Agreement	None
26	Assumed One-month Term SOFR	None - Company Provided	None
www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, New York 10017 T: 640-471-3000
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BX 2026-CSMO Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
27	Mortgage Spread	None - Company Provided	None
28	Term SOFR Cap	None - Company Provided	None
29	Term SOFR Lookback days	Loan Agreement	None
30	Term SOFR Cap Expiration Date	None - Company Provided	None
31	Interest Calculation (30/360 / Actual/360)	Loan Agreement	None
32	Mortgage Loan Monthly Debt Service Payment ($)	Recalculation	None
33	Mortgage Loan Annual Debt Service Payment ($)	Recalculation	None
34	Mortgage Loan Monthly Debt Service Payment at SOFR Cap ($)	Recalculation	None
35	Mortgage Loan Annual Debt Service Payment at SOFR Cap ($)	Recalculation	None
36	Amort Type	Loan Agreement	None
37	Grace Period	Loan Agreement	None
38	First Loan Payment Date	Loan Agreement	None
39	Seasoning	Recalculation	None
40	Original Balloon Term (Months)	Recalculation	None
41	Original Amort Term (Months)	Loan Agreement	None
42	IO Period	Recalculation	None
43	Remaining IO Term (Months)	Recalculation	None
44	Remaining Term to Maturity (Months)	Recalculation	None
45	Initial Maturity Date	Loan Agreement	None
46	Extensions	Loan Agreement	None
47	Fully Extended Maturity Date	Loan Agreement	None
48	Lockbox Type	Loan Agreement	None
49	Cash Management	Loan Agreement	None
www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, New York 10017 T: 640-471-3000
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BX 2026-CSMO Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
50	Cash Management Triggers	Loan Agreement	None
51	Administrative Fee Rate (%)	Fee Schedule	None
52	Prepayment String	Loan Agreement	None
53	Borrower Name	Loan Agreement	None
54	Borrower Entity Type	Loan Agreement	None
55	Carveout Guarantors	Loan Agreement	None
56	Partial Release	Loan Agreement	None
57	Partial Release Description	Loan Agreement	None
58	Future Debt Permitted?	Loan Agreement	None
59	Future Debt Description	Loan Agreement	None
60	Master Lease Initial Maturity Date	Master Lease	None
61	Master Lease Extension Options	Master Lease	None
62	Master Lease Initial Base Rent ($)	Master Lease	None
63	Master Lease September 2025 TTM Base Rent ($)	Master Lease	None
64	Master Lease Base Rent Year 1 of Mortgage Loan Term ($)	Master Lease	None
65	Master Lease Rent Adjustments	Master Lease	None
66	2019 EBITDAR to Master Lease Rent Coverage	Recalculation	None
67	2020 EBITDAR to Master Lease Rent Coverage	Recalculation	None
68	2021 EBITDAR to Master Lease Rent Coverage	Recalculation	None
69	2022 EBITDAR to Master Lease Rent Coverage	Recalculation	None
70	2023 EBITDAR to Master Lease Rent Coverage	Recalculation	None
71	2024 EBITDAR to Master Lease Rent Coverage	Recalculation	None
72	September 2025 TTM EBITDAR to Master Lease Rent Coverage	Recalculation	None
73	UW EBITDAR to Master Lease Rent Coverage	Recalculation	None
www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, New York 10017 T: 640-471-3000
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BX 2026-CSMO Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
74	Master Lease Debt Yield	Recalculation	None
75	Master Lease DSCR	Recalculation	None
76	Master Lease DSCR at SOFR Cap	Recalculation	None
77	Mortgage Loan Cut-off Date LTV (PropCo Appraised Value)	Recalculation	None
78	Mortgage Loan Maturity Date LTV (PropCo Appraised Value)	Recalculation	None
79	Mortgage Loan Cut-off Date LTV (WholeCo Appraised Value)	Recalculation	None
80	Mortgage Loan Maturity Date LTV (WholeCo Appraised Value)	Recalculation	None
81	WholeCo UW EBITDAR DSCR	Recalculation	None
82	WholeCo UW EBITDAR DSCR at SOFR Cap	Recalculation	None
83	WholeCo UW NCF DSCR	Recalculation	None
84	WholeCo UW NCF DSCR at SOFR Cap	Recalculation	None
85	WholeCo UW EBITDAR Debt Yield	Recalculation	None
86	WholeCo UW NCF Debt Yield	Recalculation	None
87	Upfront Tax Escrow ($)	Loan Agreement	None
88	Monthly Tax Escrow ($)	Loan Agreement	None
89	Tax Escrow Springing Conditions	Loan Agreement	None
90	Upfront Insurance Escrow ($)	Loan Agreement	None
91	Monthly Insurance Escrow ($)	Loan Agreement	None
92	Insurance Escrow Springing Conditions	Loan Agreement	None
93	Upfront Immediate Repairs Reserve ($)	Loan Agreement	None
94	Upfront CapEx Reserve ($)	Loan Agreement	None
95	Monthly CapEx Reserve ($)	Loan Agreement	None
96	CapEx Reserve Springing Conditions	Loan Agreement	None
97	CapEx Escrow Cap ($)	Loan Agreement	None
98	Upfront TI/LC Reserve ($)	Loan Agreement	None
www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, New York 10017 T: 640-471-3000
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BX 2026-CSMO Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
99	Monthly TI/LC Reserve ($)	Loan Agreement	None
100	TI/LC Reserve Springing Conditions	Loan Agreement	None
101	TI/LC Reserve Cap ($)	Loan Agreement	None
102	Upfront Other Reserve ($)	Loan Agreement	None
103	Ongoing Other Reserve	Loan Agreement/Master Lease	None
104	Other Reserve Description	Loan Agreement/Master Lease	None
105	Ongoing Other Reserve Springing Conditions	Loan Agreement/Master Lease	None
106	Appraisal Report Provider	Appraisal Report	None
107	PropCo As-Is Appraised Value	Appraisal Report	None
108	PropCo As-Is Appraised Value per Room	Recalculation	None
109	PropCo As-Is Appraised Value Date	Appraisal Report	None
110	WholeCo Appraised Value (Fee Simple)	Appraisal Report	None
111	WholeCo Appraised Value (Fee Simple) per Room	Recalculation	None
112	WholeCo Appraised Value (Fee Simple) Date	Appraisal Report	None
113	Land Value	Appraisal Report	None
114	Land Value Date	Appraisal Report	None
115	Engineering Report Provider	Engineering Report	None
116	Engineering Report Date	Engineering Report	None
117	Environmental Report Provider	Environmental Report	None
118	Environmental Report Date	Environmental Report	None
119	Phase II Required	Environmental Report	None
120	ACM O&M Plan	Environmental Report	None
121	Seismic Report Date	Seismic Report	None
122	Seismic Zone	Engineering Report	None
123	PML (SEL)	Seismic Report	None
124	PML (SUL)	Seismic Report	None
125	2019 Available Rooms	Underwriting File	None
www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, New York 10017 T: 640-471-3000
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BX 2026-CSMO Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
126	2020 Available Rooms	Underwriting File	None
127	2021 Available Rooms	Underwriting File	None
128	2022 Available Rooms	Underwriting File	None
129	2023 Available Rooms	Underwriting File	None
130	2024 Available Rooms	Underwriting File	None
131	September 2025 TTM Available Rooms	Underwriting File	None
132	UW Available Rooms	Underwriting File	None
133	2019 Occupied Rooms	Underwriting File	None
134	2020 Occupied Rooms	Underwriting File	None
135	2021 Occupied Rooms	Underwriting File	None
136	2022 Occupied Rooms	Underwriting File	None
137	2023 Occupied Rooms	Underwriting File	None
138	2024 Occupied Rooms	Underwriting File	None
139	September 2025 TTM Occupied Rooms	Underwriting File	None
140	UW Occupied Rooms	Underwriting File	None
141	2019 Occupancy	Underwriting File	None
142	2020 Occupancy	Underwriting File	None
143	2021 Occupancy	Underwriting File	None
144	2022 Occupancy	Underwriting File	None
145	2023 Occupancy	Underwriting File	None
146	2024 Occupancy	Underwriting File	None
147	September 2025 TTM Occupancy	Underwriting File	None
148	UW Occupancy	Underwriting File	None
149	2019 ADR ($)	Underwriting File	$1.00
150	2020 ADR ($)	Underwriting File	$1.00
151	2021 ADR ($)	Underwriting File	$1.00
152	2022 ADR ($)	Underwriting File	$1.00
153	2023 ADR ($)	Underwriting File	$1.00
154	2024 ADR ($)	Underwriting File	$1.00
155	September 2025 TTM ADR ($)	Underwriting File	$1.00
156	UW ADR ($)	Underwriting File	$1.00
www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, New York 10017 T: 640-471-3000
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BX 2026-CSMO Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
157	2019 RevPAR ($)	Underwriting File	$1.00
158	2020 RevPAR ($)	Underwriting File	$1.00
159	2021 RevPAR ($)	Underwriting File	$1.00
160	2022 RevPAR ($)	Underwriting File	$1.00
161	2023 RevPAR ($)	Underwriting File	$1.00
162	2024 RevPAR ($)	Underwriting File	$1.00
163	September 2025 TTM RevPAR ($)	Underwriting File	$1.00
164	UW RevPAR ($)	Underwriting File	$1.00
165	2019 Hotel Revenue ($)	Underwriting File	$1.00
166	2020 Hotel Revenue ($)	Underwriting File	$1.00
167	2021 Hotel Revenue ($)	Underwriting File	$1.00
168	2022 Hotel Revenue ($)	Underwriting File	$1.00
169	2023 Hotel Revenue ($)	Underwriting File	$1.00
170	2024 Hotel Revenue ($)	Underwriting File	$1.00
171	September 2025 TTM Hotel Revenue ($)	Underwriting File	$1.00
172	UW Hotel Revenue ($)	Underwriting File	$1.00
173	2019 Casino Revenue ($)	Underwriting File	$1.00
174	2020 Casino Revenue ($)	Underwriting File	$1.00
175	2021 Casino Revenue ($)	Underwriting File	$1.00
176	2022 Casino Revenue ($)	Underwriting File	$1.00
177	2023 Casino Revenue ($)	Underwriting File	$1.00
178	2024 Casino Revenue ($)	Underwriting File	$1.00
179	September 2025 TTM Casino Revenue ($)	Underwriting File	$1.00
180	UW Casino Revenue ($)	Underwriting File	$1.00
181	2019 F&B Revenue ($)	Underwriting File	$1.00
182	2020 F&B Revenue ($)	Underwriting File	$1.00
183	2021 F&B Revenue ($)	Underwriting File	$1.00
184	2022 F&B Revenue ($)	Underwriting File	$1.00
www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, New York 10017 T: 640-471-3000
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BX 2026-CSMO Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
185	2023 F&B Revenue ($)	Underwriting File	$1.00
186	2024 F&B Revenue ($)	Underwriting File	$1.00
187	September 2025 TTM F&B Revenue ($)	Underwriting File	$1.00
188	UW F&B Revenue ($)	Underwriting File	$1.00
189	2019 Other Revenue ($)	Underwriting File	$1.00
190	2020 Other Revenue ($)	Underwriting File	$1.00
191	2021 Other Revenue ($)	Underwriting File	$1.00
192	2022 Other Revenue ($)	Underwriting File	$1.00
193	2023 Other Revenue ($)	Underwriting File	$1.00
194	2024 Other Revenue ($)	Underwriting File	$1.00
195	September 2025 TTM Other Revenue ($)	Underwriting File	$1.00
196	UW Other Revenue ($)	Underwriting File	$1.00
197	2019 Net Revenue ($)	Underwriting File	$1.00
198	2020 Net Revenue ($)	Underwriting File	$1.00
199	2021 Net Revenue ($)	Underwriting File	$1.00
200	2022 Net Revenue ($)	Underwriting File	$1.00
201	2023 Net Revenue ($)	Underwriting File	$1.00
202	2024 Net Revenue ($)	Underwriting File	$1.00
203	September 2025 TTM Net Revenue ($)	Underwriting File	$1.00
204	UW Net Revenue ($)	Underwriting File	$1.00
205	2019 Hotel Expense ($)	Underwriting File	$1.00
206	2020 Hotel Expense ($)	Underwriting File	$1.00
207	2021 Hotel Expense ($)	Underwriting File	$1.00
208	2022 Hotel Expense ($)	Underwriting File	$1.00
209	2023 Hotel Expense ($)	Underwriting File	$1.00
210	2024 Hotel Expense ($)	Underwriting File	$1.00
211	September 2025 TTM Hotel Expense ($)	Underwriting File	$1.00
212	UW Hotel Expense ($)	Underwriting File	$1.00
213	2019 Casino Expense ($)	Underwriting File	$1.00
214	2020 Casino Expense ($)	Underwriting File	$1.00
www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, New York 10017 T: 640-471-3000
13

BX 2026-CSMO Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
215	2021 Casino Expense ($)	Underwriting File	$1.00
216	2022 Casino Expense ($)	Underwriting File	$1.00
217	2023 Casino Expense ($)	Underwriting File	$1.00
218	2024 Casino Expense ($)	Underwriting File	$1.00
219	September 2025 TTM Casino Expense ($)	Underwriting File	$1.00
220	UW Casino Expense ($)	Underwriting File	$1.00
221	2019 F&B Expense ($)	Underwriting File	$1.00
222	2020 F&B Expense ($)	Underwriting File	$1.00
223	2021 F&B Expense ($)	Underwriting File	$1.00
224	2022 F&B Expense ($)	Underwriting File	$1.00
225	2023 F&B Expense ($)	Underwriting File	$1.00
226	2024 F&B Expense ($)	Underwriting File	$1.00
227	September 2025 TTM F&B Expense ($)	Underwriting File	$1.00
228	UW F&B Expense ($)	Underwriting File	$1.00
229	2019 Other Expense ($)	Underwriting File	$1.00
230	2020 Other Expense ($)	Underwriting File	$1.00
231	2021 Other Expense ($)	Underwriting File	$1.00
232	2022 Other Expense ($)	Underwriting File	$1.00
233	2023 Other Expense ($)	Underwriting File	$1.00
234	2024 Other Expense ($)	Underwriting File	$1.00
235	September 2025 TTM Other Expense ($)	Underwriting File	$1.00
236	UW Other Expense ($)	Underwriting File	$1.00
237	2019 Total Departmental Expenses ($)	Underwriting File	$1.00
238	2020 Total Departmental Expenses ($)	Underwriting File	$1.00
239	2021 Total Departmental Expenses ($)	Underwriting File	$1.00
240	2022 Total Departmental Expenses ($)	Underwriting File	$1.00
241	2023 Total Departmental Expenses ($)	Underwriting File	$1.00
242	2024 Total Departmental Expenses ($)	Underwriting File	$1.00
www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, New York 10017 T: 640-471-3000
14

BX 2026-CSMO Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
243	September 2025 TTM Total Departmental Expenses ($)	Underwriting File	$1.00
244	UW Total Departmental Expenses ($)	Underwriting File	$1.00
245	2019 Total Departmental Income ($)	Underwriting File	$1.00
246	2020 Total Departmental Income ($)	Underwriting File	$1.00
247	2021 Total Departmental Income ($)	Underwriting File	$1.00
248	2022 Total Departmental Income ($)	Underwriting File	$1.00
249	2023 Total Departmental Income ($)	Underwriting File	$1.00
250	2024 Total Departmental Income ($)	Underwriting File	$1.00
251	September 2025 TTM Total Departmental Income ($)	Underwriting File	$1.00
252	UW Total Departmental Income ($)	Underwriting File	$1.00
253	2019 General & Administrative ($)	Underwriting File	$1.00
254	2020 General & Administrative ($)	Underwriting File	$1.00
255	2021 General & Administrative ($)	Underwriting File	$1.00
256	2022 General & Administrative ($)	Underwriting File	$1.00
257	2023 General & Administrative ($)	Underwriting File	$1.00
258	2024 General & Administrative ($)	Underwriting File	$1.00
259	September 2025 TTM General & Administrative ($)	Underwriting File	$1.00
260	UW General & Administrative ($)	Underwriting File	$1.00
261	2019 Sales & Catering ($)	Underwriting File	$1.00
262	2020 Sales & Catering ($)	Underwriting File	$1.00
263	2021 Sales & Catering ($)	Underwriting File	$1.00
264	2022 Sales & Catering ($)	Underwriting File	$1.00
265	2023 Sales & Catering ($)	Underwriting File	$1.00
266	2024 Sales & Catering ($)	Underwriting File	$1.00
267	September 2025 TTM Sales & Catering ($)	Underwriting File	$1.00
268	UW Sales & Catering ($)	Underwriting File	$1.00
269	2019 Marketing & Advertising ($)	Underwriting File	$1.00
270	2020 Marketing & Advertising ($)	Underwriting File	$1.00
271	2021 Marketing & Advertising ($)	Underwriting File	$1.00
www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, New York 10017 T: 640-471-3000
15

BX 2026-CSMO Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
272	2022 Marketing & Advertising ($)	Underwriting File	$1.00
273	2023 Marketing & Advertising ($)	Underwriting File	$1.00
274	2024 Marketing & Advertising ($)	Underwriting File	$1.00
275	September 2025 TTM Marketing & Advertising ($)	Underwriting File	$1.00
276	UW Marketing & Advertising ($)	Underwriting File	$1.00
277	2019 Total Undistributed Expenses ($)	Underwriting File	$1.00
278	2020 Total Undistributed Expenses ($)	Underwriting File	$1.00
279	2021 Total Undistributed Expenses ($)	Underwriting File	$1.00
280	2022 Total Undistributed Expenses ($)	Underwriting File	$1.00
281	2023 Total Undistributed Expenses ($)	Underwriting File	$1.00
282	2024 Total Undistributed Expenses ($)	Underwriting File	$1.00
283	September 2025 TTM Total Undistributed Expenses ($)	Underwriting File	$1.00
284	UW Total Undistributed Expenses ($)	Underwriting File	$1.00
285	2019 Management Fee ($)	Underwriting File	$1.00
286	2020 Management Fee ($)	Underwriting File	$1.00
287	2021 Management Fee ($)	Underwriting File	$1.00
288	2022 Management Fee ($)	Underwriting File	$1.00
289	2023 Management Fee ($)	Underwriting File	$1.00
290	2024 Management Fee ($)	Underwriting File	$1.00
291	September 2025 TTM Management Fee ($)	Underwriting File	$1.00
292	UW Management Fee ($)	Underwriting File	$1.00
293	2019 Income Before Fixed Charges ($)	Underwriting File	$1.00
294	2020 Income Before Fixed Charges ($)	Underwriting File	$1.00
295	2021 Income Before Fixed Charges ($)	Underwriting File	$1.00
296	2022 Income Before Fixed Charges ($)	Underwriting File	$1.00
297	2023 Income Before Fixed Charges ($)	Underwriting File	$1.00
298	2024 Income Before Fixed Charges ($)	Underwriting File	$1.00
www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, New York 10017 T: 640-471-3000
16

BX 2026-CSMO Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
299	September 2025 TTM Income Before Fixed Charges ($)	Underwriting File	$1.00
300	UW Income Before Fixed Charges ($)	Underwriting File	$1.00
301	2019 Property Taxes ($)	Underwriting File	$1.00
302	2020 Property Taxes ($)	Underwriting File	$1.00
303	2021 Property Taxes ($)	Underwriting File	$1.00
304	2022 Property Taxes ($)	Underwriting File	$1.00
305	2023 Property Taxes ($)	Underwriting File	$1.00
306	2024 Property Taxes ($)	Underwriting File	$1.00
307	September 2025 TTM Property Taxes ($)	Underwriting File	$1.00
308	UW Property Taxes ($)	Underwriting File	$1.00
309	2019 Insurance ($)	Underwriting File	$1.00
310	2020 Insurance ($)	Underwriting File	$1.00
311	2021 Insurance ($)	Underwriting File	$1.00
312	2022 Insurance ($)	Underwriting File	$1.00
313	2023 Insurance ($)	Underwriting File	$1.00
314	2024 Insurance ($)	Underwriting File	$1.00
315	September 2025 TTM Insurance ($)	Underwriting File	$1.00
316	UW Insurance ($)	Underwriting File	$1.00
317	2019 Other Fixed Expenses ($)	Underwriting File	$1.00
318	2020 Other Fixed Expenses ($)	Underwriting File	$1.00
319	2021 Other Fixed Expenses ($)	Underwriting File	$1.00
320	2022 Other Fixed Expenses ($)	Underwriting File	$1.00
321	2023 Other Fixed Expenses ($)	Underwriting File	$1.00
322	2024 Other Fixed Expenses ($)	Underwriting File	$1.00
323	September 2025 TTM Other Fixed Expenses ($)	Underwriting File	$1.00
324	UW Other Fixed Expenses ($)	Underwriting File	$1.00
325	2019 Total Fixed & Other Expenses ($)	Underwriting File	$1.00
www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, New York 10017 T: 640-471-3000
17

BX 2026-CSMO Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
326	2020 Total Fixed & Other Expenses ($)	Underwriting File	$1.00
327	2021 Total Fixed & Other Expenses ($)	Underwriting File	$1.00
328	2022 Total Fixed & Other Expenses ($)	Underwriting File	$1.00
329	2023 Total Fixed & Other Expenses ($)	Underwriting File	$1.00
330	2024 Total Fixed & Other Expenses ($)	Underwriting File	$1.00
331	September 2025 TTM Total Fixed & Other Expenses ($)	Underwriting File	$1.00
332	UW Total Fixed & Other Expenses ($)	Underwriting File	$1.00
333	2019 EBITDAR ($)	Underwriting File	$1.00
334	2020 EBITDAR ($)	Underwriting File	$1.00
335	2021 EBITDAR ($)	Underwriting File	$1.00
336	2022 EBITDAR ($)	Underwriting File	$1.00
337	2023 EBITDAR ($)	Underwriting File	$1.00
338	2024 EBITDAR ($)	Underwriting File	$1.00
339	September 2025 TTM EBITDAR ($)	Underwriting File	$1.00
340	UW EBITDAR ($)	Underwriting File	$1.00
341	2019 FF&E Reserve ($)	Underwriting File	$1.00
342	2020 FF&E Reserve ($)	Underwriting File	$1.00
343	2021 FF&E Reserve ($)	Underwriting File	$1.00
344	2022 FF&E Reserve ($)	Underwriting File	$1.00
345	2023 FF&E Reserve ($)	Underwriting File	$1.00
346	2024 FF&E Reserve ($)	Underwriting File	$1.00
347	September 2025 TTM FF&E Reserve ($)	Underwriting File	$1.00
348	UW FF&E Reserve ($)	Underwriting File	$1.00
349	2019 Net Cash Flow ($)	Underwriting File	$1.00
350	2020 Net Cash Flow ($)	Underwriting File	$1.00
351	2021 Net Cash Flow ($)	Underwriting File	$1.00
352	2022 Net Cash Flow ($)	Underwriting File	$1.00
353	2023 Net Cash Flow ($)	Underwriting File	$1.00
www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, New York 10017 T: 640-471-3000
18

BX 2026-CSMO Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
354	2024 Net Cash Flow ($)	Underwriting File	$1.00
355	September 2025 TTM Net Cash Flow ($)	Underwriting File	$1.00
356	UW Net Cash Flow ($)	Underwriting File	$1.00

www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, New York 10017 T: 640-471-3000
19

BX 2026-CSMO Recalculation Methodology	EXHIBIT B

Exhibit B – Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
22	Mortgage Loan Cut-off Date Amount per Room ($)	Quotient of (i) Mortgage Loan Cut-off Date Amount ($) and (ii) Rooms.
32	Mortgage Loan Monthly Debt Service Payment ($)	Quotient of (i) Mortgage Loan Annual Debt Service Payment ($) and (ii) 12.
33	Mortgage Loan Annual Debt Service Payment ($)	Product of (i) Mortgage Loan Cut-Off Date Amount ($), (ii) sum of (a) Assumed One-month Term SOFR and (b) Mortgage Spread, and (iii) Interest Calculation (30/360 / Actual/360).
34	Mortgage Loan Monthly Debt Service Payment at SOFR Cap ($)	Quotient of (i) Mortgage Loan Annual Debt Service Payment at SOFR Cap ($) and (ii) 12.
35	Mortgage Loan Annual Debt Service Payment at SOFR Cap ($)	Product of (i) Mortgage Loan Cut-Off Date Amount ($), (ii) sum of (a) Term SOFR Cap and (b) Mortgage Spread, and (iii) Interest Calculation (30/360 / Actual/360).
39	Seasoning	Count of the number of monthly payment dates from, and inclusive of (i) First Loan Payment Date, to and inclusive of (ii) Cut-off Date.
40	Original Balloon Term (Months)	Count of the number of monthly payment dates from, and inclusive of (i) First Loan Payment Date through and including (ii) the Initial Maturity Date.
42	IO Period	Set equal to the Original Balloon Term (Months).
43	Remaining IO Term (Months)	Difference between (i) IO Period and (ii) Seasoning.
44	Remaining Term to Maturity (Months)	Difference between (i) Original Balloon Term (Months) and (ii) Seasoning.
www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, New York 10017 T: 640-471-3000
20

BX 2026-CSMO Recalculation Methodology	EXHIBIT B

#	Specified Attribute	Recalculation Methodology
66	2019 EBITDAR to Master Lease Rent Coverage	Quotient of (i) 2019 EBITDAR ($) and (ii) Master Lease Initial Base Rent ($).
67	2020 EBITDAR to Master Lease Rent Coverage	Quotient of (i) 2020 EBITDAR ($) and (ii) Master Lease Initial Base Rent ($).
68	2021 EBITDAR to Master Lease Rent Coverage	Quotient of (i) 2021 EBITDAR ($) and (ii) Master Lease Initial Base Rent ($).
69	2022 EBITDAR to Master Lease Rent Coverage	Quotient of (i) 2022 EBITDAR ($) and (ii) Master Lease Initial Base Rent ($).
70	2023 EBITDAR to Master Lease Rent Coverage	Quotient of (i) 2023 EBITDAR ($) and (ii) base rent as for the calendar year 2023 as defined in the Master Lease.
71	2024 EBITDAR to Master Lease Rent Coverage	Quotient of (i) 2024 EBITDAR ($) and (ii) base rent as for the calendar year 2024 as defined in the Master Lease.
72	September 2025 TTM EBITDAR to Master Lease Rent Coverage	Quotient of (i) September 2025 TTM EBITDAR ($) and (ii) Master Lease September 2025 TTM Base Rent ($).
73	UW EBITDAR to Master Lease Rent Coverage	Quotient of (i) UW EBITDAR ($) and (ii) Master Lease Base Rent Year 1 of Mortgage Loan Term ($).
74	Master Lease Debt Yield	Quotient of (i) Master Lease Base Rent Year 1 of Mortgage Loan Term ($) and (ii) Mortgage Loan Cut-off Date Amount.
75	Master Lease DSCR	Quotient of (i) Master Lease Base Rent Year 1 of Mortgage Loan Term ($) and (ii) Mortgage Loan Annual Debt Service Payment ($).
www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, New York 10017 T: 640-471-3000
21

BX 2026-CSMO Recalculation Methodology	EXHIBIT B

#	Specified Attribute	Recalculation Methodology
76	Master Lease DSCR at SOFR Cap	Quotient of (i) Master Lease Base Rent Year 1 of Mortgage Loan Term ($) and (ii) Mortgage Loan Annual Debt Service Payment at SOFR Cap ($).
77	Mortgage Loan Cut-off Date LTV (PropCo Appraised Value)	Quotient of (i) Mortgage Loan Cut-Off Date Amount and (ii) PropCo As-Is Appraised Value.
78	Mortgage Loan Maturity Date LTV (PropCo Appraised Value)	Quotient of (i) Mortgage Loan Maturity Balance and (ii) PropCo Appraised Value.
79	Mortgage Loan Cut-off Date LTV (WholeCo Appraised Value)	Quotient of (i) Mortgage Loan Cut-Off Date Amount and (ii) WholeCo Appraised Value (Fee Simple).
80	Mortgage Loan Maturity Date LTV (WholeCo Appraised Value)	Quotient of (i) Mortgage Loan Maturity Balance ($) and (ii) WholeCo Appraised Value (Fee Simple).
81	WholeCo UW EBITDAR DSCR	Quotient of (i) UW EBITDAR ($) and (ii) Mortgage Loan Annual Debt Service Payment ($).
82	WholeCo UW EBITDAR DSCR at SOFR Cap	Quotient of (i) UW EBITDAR ($) and (ii) Mortgage Loan Annual Debt Service Payment at SOFR Cap ($).
83	WholeCo UW NCF DSCR	Quotient of (i) UW Net Cash Flow ($) and (ii) Mortgage Loan Annual Debt Service Payment ($).
84	WholeCo UW NCF DSCR at SOFR Cap	Quotient of (i) UW Net Cash Flow ($) and (ii) Mortgage Loan Annual Debt Service Payment at SOFR Cap ($).
85	WholeCo UW EBITDAR Debt Yield	Quotient of (i) UW EBITDAR ($) and (ii) Mortgage Loan Cut-off Date Amount ($).
www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, New York 10017 T: 640-471-3000
22

BX 2026-CSMO Recalculation Methodology	EXHIBIT B

#	Specified Attribute	Recalculation Methodology
86	WholeCo UW NCF Debt Yield	Quotient of (i) UW Net Cash Flow ($) and (ii) Mortgage Loan Cut-off Date Amount ($).
108	PropCo As-Is Appraised Value per Room	Quotient of (i) PropCo As-Is Appraised Value and (ii) Rooms.
111	WholeCo Appraised Value (Fee Simple) per Room	Quotient of (i) WholeCo Appraised Value (Fee Simple) and (ii) Rooms.

www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, New York 10017 T: 640-471-3000
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